Property and Equipment, Net (Details) - Summary of Property and Equipment, Net - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation and amortization	$ (9,663)	$ (9,285)	$ (7,094)
Property and Equipment, Net	7,943	8,504	10,451
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,971	11,979	11,530
Vehicles and Vehicle Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,488	3,595	3,677
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,214	1,217	1,249
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 933	$ 998	$ 1,089